Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.00025 per Ordinary Share
Amount Registered | shares	5,438,788
Proposed Maximum Offering Price per Unit	1.255
Maximum Aggregate Offering Price	$ 6,825,679.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 942.63
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"). The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low trading prices ($1.33 and $1.18, respectively) of the Class A Ordinary Shares on October 16, 2025, as reported on the Nasdaq. In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional Class A ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions. Represents up to 5,438,788 Class A Ordinary Shares to be offered by the Streeterville Capital, LLC (the "Selling Shareholder"), including (i) up to 4,369,288 Class A ordinary shares issuable pursuant to certain convertible promissory note, and (ii) 1,069,500 Class A ordinary shares held by the Selling Shareholder.